Taxation	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Taxation
18.	Taxation

(a)	PRC value-added tax and related surcharges
The Group is subject to value-added tax (“VAT”) and related surcharges on the revenues earned for services provided in the PRC. Net revenues are presented after netting off the VAT. The primary applicable rate of VAT is 6% for the years ended December 31, 2018, 2019 and 2020.
 All Entities in PRC are also subject to surcharges on value-added tax payments in accordance with PRC law.

(b)	Income taxes
(i) Cayman Islands
Under the current tax laws of Cayman Islands, the Company and its subsidiaries are not subject to tax on income or capital gains. Besides, upon payment of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.
(ii) Hong Kong
Subsidiaries in Hong Kong are subject to
16.5%
 income tax on their taxable income generated from operations in Hong Kong. The payments of dividends by these companies to their shareholders are not subject to any withholding tax in Hong Kong. Commencing from the year of assessment of 2018, 2019 and 2020, the first HK$2 million of profits earned by the Company’s subsidiaries incorporated in Hong Kong will be taxed at half the current tax rate (i.e. 8.25%) while the remaining profits will continue to be taxed at the existing 16.5% tax rate.
(iii) Singapore
The income tax provision of the Group in respect of its international operations was calculated at the tax rate of 17% on the assessable profits based on the existing legislation, interpretations and practices in respect thereof.
(iv) PRC
In accordance with the Enterprise Income Tax Law (“EIT Law”), Foreign Investment Enterprises (“FIEs”) and domestic companies are subject to Enterprise Income Tax (“EIT”) at a uniform rate of 25%. The

Group’s PRC entities are subject to a uniform
i
ncome tax rate of 25% for years presented.
Certified High and New Technology Enterprises (“HNTE”) are entitled to a preferential tax rate of 15%, but need to re-apply
every three years. During this

three
-
year period, an HNTE must conduct a qualification self-review each year to ensure it meets the HNTE criteria and is eligible for the 15% preferential tax rate for that year. If an HNTE fails to meet the criteria for qualification as an HNTE in any year, the enterprise cannot enjoy the 15% preferential tax rate in that year, and must instead use the regular 25% EIT rate.
Qualified software enterprises (“Software Enterprise”) are exempt from EIT for two years, followed by a 50% reduction in the applicable tax rates for the next three years, commencing from the first profit making year. An entity that qualifies as a “Key National Software Enterprise” (a “KNSE”) is entitled to a further reduced preferential income tax rate of 10%. Entities must perform a self-assessment each year to ensure they meet the criteria for qualification, pursuant to SAT Public Notice [2018] No.23 (“Circular 23”). If a KNSE fails to meet the criteria for qualification as a KNSE in any year, the entity cannot enjoy the 10% preferential tax rate in that year.
An entity registered in Hainan Free Trade Port(“FTP”) and operating substantially that qualifies as an “Encouraged Industrial Enterprises” (an “EIE”) is entitled to a preferential income tax rate of
15%
for five years since January 1, 2020. Entities must perform a self-assessment each year to ensure they meet the criteria for qualification, pursuant to SAT Public Notice 2020 No.31 (“Circular 31”). According to Hainan Provincial Tax Bureau Public Notice [2021] No.1 (“Circular 1”), enterprises set up in Hainan FTP without any branches outside shall have substantive operations in Hainan FTP, which means that such enterprises shall maintain actual business operation, human resources, finance management as well as assets solely in Hainan FTP in order to enjoy the preferential tax rate. If an EIE fails to meet the criteria for qualification as an EIE or requirement of substantive operations in any year, the enterprise cannot enjoy the 15% preferential tax rate in that year and must instead use the regular 25% EIT rate.
The Group’s PRC entities provided for enterprise income tax are as follows:

•
Huya Technology was qualified as a Software Enterprise, and enjoyed the zero preferential tax rate starting from 2017 and 12.5% preferential tax rate starting from 2019. In 2019 and 2020, Huya Technology is qualified as a KNSE and applied the income tax rate of 10% for the years of 2019 and 2020 pursuant to SAT Public Notice [2018] No.23 (“Circular 23”).

•
Guangzhou Huya applied for the HNTE qualification and obtained approval in November 2018. It is
entitled to enjoy the preferential tax rate of 15% as an HNTE for three years starting from 2018, and should apply for HNTE qualification renewal in 2021.

•	Hainan Huya was qualified as an EIE in Hainan free trade port, and enjoyed the preferential tax rate of 15% for five years starting from 2020.

•	Most of the remaining PRC subsidiaries and VIEs were subject to 25% EIT for the years reported.
According to a new tax incentives policy promulgated by the State Tax Bureau of the PRC in September 2018 (“Super Deduction”), the additional tax deducting amount of the qualified research and development expenses have been increased from
50% to 75%,
effective from 2018 to 2020
.
The EIT Law also provides that an enterprise established under the laws of a foreign country or region but whose “de facto management body” is located in the PRC be treated as a resident enterprise for PRC tax purposes and consequently be subject to the PRC income tax at the rate of 25% for its global income. The Implementing Rules of the EIT Law merely define the location of the “de facto management body” as “the place where the exercising, in substance, of the overall management and control of the production and business operation, personnel, accounting, properties, etc., of a non-PRC
company is located.” Based on a review of surrounding facts and circumstances, the Group does not believe that it is likely that its entities registered outside of the PRC should be considered as resident enterprises for the PRC tax purposes.
The EIT Law also imposes a withholding income tax of 10% on dividends distributed by a FIE to its immediate holding company outside of China, if such immediate holding company is considered as a non-resident
enterprise without any establishment or place within China or if the received dividends have no connection with the establishment or place of such immediate holding company within China, unless such immediate holding company’s jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement. The Cayman Islands, where the Company incorporated, does not have such tax treaty with China. According to the arrangement between the mainland China and Hong Kong Special Administrative Region on the Avoidance of Double Taxation and Prevention of Fiscal Evasion in August 2006, dividends paid by an FIE in China to its immediate holding company in Hong Kong will be subject to withholding tax at a rate of no more than 5% (if the immediate holding company in Hong Kong is the beneficial owner of the FIE and owns directly at least 25% of the shares of the FIE). In accordance with accounting guidance, all undistributed earnings are presumed to be transferred to the parent company and withholding taxes should be accrued accordingly. All FIEs are subject to the withholding tax from January 1, 2008. The presumption may be overcome if the Group has sufficient evidence to demonstrate that the undistributed dividends will be re-invested
and the remittance of the dividends will be postponed indefinitely.
Aggregate undistributed earnings and reserves of the Group entities located in the PRC that are available for distribution to the Company as of December 31, 2019 and 2020 are approximately RMB1,427,888 and RMB 2,609,612, respectively. The undistributed earnings and reserves of the Group entities located in the PRC are considered to be indefinitely reinvested, because the Group does not have any present plan to pay any cash dividends on its ordinary shares in the foreseeable future and intends to retain most of its available funds and any future earnings for use in the operation and expansion of its business. Accordingly, no deferred tax liability on 10% WHT of aggregate undistributed earnings and reserves of the Company’s entities located in the PRC has been accrued that would be payable upon the distribution of those amounts to the Company as of December 31, 2020.
Composition of income tax benefits (expenses)
(Loss) income before income tax benefits (expenses) for the years ended December 31, 2018, 2019 and 2020 were taxed within the following jurisdictions:

	For the year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
PRC entitie s	169,320	796,062	994,163
Non-PRC entities (i)	(2,271,281)	(229,036)	38,365

Total	(2,101,961)	567,026	1,032,528

(i)	The loss before tax incurred by non-PRC entities for the year ended December 31, 2018 was mainly due to the fair value loss on derivative liabilities amounting to RMB2,285,223.
The loss before tax incurred by
non-PRC
entities for the year ended December 31, 2019 was mainly that oversea business is still in the initial stage of development
.
The income before tax incurred by
non-PRC
entities for the year ended December 31, 2020 was partially offset by loss from oversea business.
The current and deferred portion of income tax benefits (expenses) included in the consolidated statements of comprehensive (loss) income for the years ended December 31, 2018, 2019 and 2020 are as follows:

	For the year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Income tax benefits (expenses) applicable to China operations
Current income tax expense s	—	(110,408)	(142,710)
Deferred income tax benefits (expenses)	50,943	14,871	(18,818)

Subtotal income tax benefits (expenses) applicable to China operations	50,943	(95,537)	(161,528)

Income tax expenses applicable to Non-PRC operations
Current income tax expenses	—	(541)	(15,466)
Deferred income tax benefits	—	—	210
Subtotal income tax benefits (expenses) applicable to Non-PRC operations	—	(541)	(15,256)

Total income tax benefits (expenses)	50,943	(96,078)	(176,784)

Reconciliation of the differences between statutory tax rate and the effective tax rate
The reconciliation of total tax benefits (expenses) computed by applying the respective statutory income tax rate to pre-tax
income is as follows:

	For the year ended December 31,
	2018	2019	2020
PRC Statutory income tax rate	(25.0)%	(25.0)%	(25.0)%
Effect of tax holiday and preferential tax benefit	(2.2)%	18.9%	12.3%
Effect of different tax rates available to different jurisdictions (i)	26.0%	3.3%	1.6%
Permanent differences (ii)	1.5%	(6.7)%	(6.1)%
Change in valuation allowance	(1.7)%	(15.8)%	(4.8)%
Effect of Super Deduction available to the Group	(1.0)%	8.3%	4.9%

Effective income tax rate	(2.4)%	(17.0)%	(17.1)%

Effect of tax holidays inside the PRC on basic earnings per share/ADS (RMB)	0.24	0.42	0.56

(i)
For the year ended December 31, 2018, effect of different tax rates available to different jurisdictions is mainly driven by the fair value loss of derivatives liabilities recognized in relation to the conversion features of the
Pre-IPO
Preferred Shares (Note 20) in HUYA which is subject to an income tax rate of 0% under the tax laws of Cayman Islands.

For the years ended December 31, 2019 and 2020
, effect of different tax rates available to different jurisdictions is mainly driven by the interest income derived from short term deposit which is subject to an income tax rate of 0% under the tax laws of Cayman Islands, partially offset by the losses arising from overseas business which is subject to an income tax rate of 17%
under the tax laws of Singapore.

(ii)	Permanent differences mainly arise from expenses not deductible for tax purposes including primarily share-based compensation costs and expenses incurred by subsidiaries and VIEs.
Deferred tax assets and liabilities
Deferred taxes are measured using the enacted tax rates for the years in which they are expected to be reversed. The tax effects of temporary differences that give rise to the deferred tax asset balances as of December 31, 2019 and 2020 are as follows:

	December 31,
	2019	2020
	RMB	RMB
Deferred tax assets
Tax loss carried forward	97,795	142,408
Deferred revenu e	62,410	2,898
Unrealized profit arising from elimination of inter-company transactions	—	45,354
Others	246	1,084

	160,451	191,744

Less: Valuation allowance (i)	(94,637)	(143,431)

Total deferred tax assets	65,814	48,313

Deferred tax liabilities
Equity investee	19,998	—

Total deferred tax liabilities	19,998	—

Net deferred tax assets	45,816	48,313

Deferred tax liabilities
Equity investee	—	13,350
Total deferred tax liabilitie s	—	13,350

(i)
Valuation allowance is provided against deferred tax assets when the Group determines that it is more likely than not that the deferred tax assets will not be utilized in the future. In making such determination, the Group considered factors including future taxable income exclusive of reversing temporary differences and tax loss carry forwards. Valuation allowance as of December 31, 2019 and 2020 were provided for net operating loss carry forward, which was mainly incurred by the overseas subsidiaries, because such deferred tax assets are not more likely than not to be realized based on the Group’s estimate of its future taxable income. If events occur in the future that allow the Group to realize more of its deferred income tax than the presently recorded amounts, an adjustment to the valuation allowances will result in a decrease in tax expense when those events occur
.

Movement of valuation allowance

	For the year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Balance at beginning of the year	57,756	21,899	94,637
Addition s	21,662	89,002	61,069
Reversals/write-off	(57,519)	(16,264)	(12,275)

Balance at end of the year	21,899	94,637	143,431

T
ax loss carry forwards
As of December 31, 2020, total tax loss
es
carried forward of the Company’s subsidiaries and VIEs in the PRC amounted to RMB169,823, which were expected to expire if not used between 2021 and 2025. The accumulated tax losses of subsidiaries incorporated in Singapore, subject to the agreement of the relevant tax authorities, of RMB

587,953, is allowed to be carried forward to offset against future taxable profits.
Such carried forward tax losses in Singapore has no time limit.
In accordance with PRC Tax Administration Law on the Levying and Collection of Taxes, the PRC tax authorities generally have up to five years to claw back underpaid tax plus penalties and interest for PRC entities’ tax filings. In the case of tax evasion, which is not clearly defined in the law, there is no limitation on the tax years open for investigation. There were no ongoing examinations by tax authorities as of December 31, 2020.
Uncertain tax positions
The Group evaluates the level of authority for each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. As of December 31, 2019 and 2020, the Group did not have any significant unrecognized uncertain tax positions.